Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Argentina 0.3%
MercadoLibre, Inc.(a)	2,414	1,330,669
Brazil 11.4%
Afya Ltd., Class A(a)	75,444	1,934,384
Arco Platform Ltd., Class A(a)	44,994	2,280,746
B3 SA - Brasil Bolsa Balcao	168,700	1,779,187
BK Brasil Operacao e Assessoria a Restaurantes SA	1,374,500	6,798,151
IRB Brasil Resseguros SA	160,500	1,448,187
Itaú Unibanco Holding SA, ADR	897,780	7,550,330
Linx SA	217,700	1,707,040
Localiza Rent a Car SA	371,301	4,062,466
Lojas Renner SA	187,440	2,272,315
Magazine Luiza SA	296,800	2,638,730
Notre Dame Intermedica Participacoes SA	219,200	2,875,221
Pagseguro Digital Ltd., Class A(a)	51,325	2,376,861
Petrobras Distribuidora SA	507,200	3,354,518
Petroleo Brasileiro SA, ADR	506,090	7,323,122
Stone Co., Ltd., Class A(a)	45,320	1,576,230
Total		49,977,488
Canada 0.9%
Parex Resources, Inc.(a)	261,102	4,000,733
China 27.7%
58.Com, Inc., ADR(a)	44,472	2,192,914
Alibaba Group Holding Ltd., ADR(a)	170,607	28,530,609
BeiGene Ltd., ADR(a)	33,985	4,161,803
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Resources Cement Holdings Ltd.	4,190,000	4,202,501
CNOOC Ltd.	3,375,000	5,167,564
Ctrip.com International Ltd., ADR(a)	59,147	1,732,416
GDS Holdings Ltd., ADR(a)	26,100	1,046,088
HUYA, Inc. ADR(a)	48,288	1,141,528
Kingdee International Software Group Co., Ltd.	1,968,000	2,072,460
Kweichow Moutai Co., Ltd., Class A	13,700	2,208,700
Midea Group Co., Ltd., Class A	393,400	2,820,431
NetEase, Inc., ADR	21,068	5,607,880
New Oriental Education & Technology Group, Inc., ADR(a)	37,374	4,139,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	819,000	9,413,354
Shenzhou International Group Holdings Ltd.	318,800	4,158,843
TAL Education Group, ADR(a)	107,370	3,676,349
Tencent Holdings Ltd.	656,101	27,443,342
Tencent Music Entertainment Group, ADR(a)	258,165	3,296,767
Wuliangye Yibin Co., Ltd., Class A	72,300	1,315,919
WuXi AppTec Co., Ltd., Class H	243,040	2,654,697
Wuxi Biologics Cayman, Inc.(a)	486,500	4,960,793
Total		121,944,503
Hong Kong 3.2%
AIA Group Ltd.	518,200	4,887,170
Galaxy Entertainment Group Ltd.	657,000	4,073,220
Melco Resorts & Entertainment Ltd., ADR	54,079	1,049,674
Techtronic Industries Co., Ltd.	590,500	4,109,994
Total		14,120,058
Hungary 1.1%
OTP Bank Nyrt	73,845	3,076,041
Richter Gedeon Nyrt	92,341	1,493,918
Total		4,569,959
India 12.7%
Apollo Hospitals Enterprise Ltd.	139,229	2,743,772
Asian Paints Ltd.	171,902	4,278,007
AU Small Finance Bank Ltd.	182,750	1,701,826
Avenue Supermarts Ltd.(a)	79,216	2,081,744
Bajaj Finance Ltd.	41,906	2,395,941
Balkrishna Industries Ltd.	212,707	2,331,131
Eicher Motors Ltd.	12,992	3,261,372
HDFC Asset Management Co., Ltd.	65,641	2,597,625
HDFC Bank Ltd., ADR	143,832	8,205,616
HDFC Life Insurance Co., Ltd.	393,053	3,336,663
Indraprastha Gas Ltd.	528,298	2,608,890
Jubilant Foodworks Ltd.	223,209	4,285,976
Maruti Suzuki India Ltd.	16,994	1,611,292
Petronet LNG Ltd.	909,800	3,338,911
Reliance Industries Ltd.	463,802	8,732,733
Tech Mahindra Ltd.	240,108	2,422,331
Total		55,933,830
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 5.5%
PT Ace Hardware Indonesia Tbk	27,804,300	3,467,977
PT Bank Central Asia Tbk	3,880,900	8,297,244
PT Bank Rakyat Indonesia Persero Tbk	24,631,800	7,152,211
PT Pakuwon Jati Tbk	51,750,300	2,424,274
PT Telekomunikasi Indonesia Persero Tbk	8,900,700	2,687,932
Total		24,029,638
Luxembourg 0.6%
Ternium SA, ADR	123,970	2,378,984
Mexico 0.5%
Grupo Financiero Banorte SAB de CV, Class O	419,900	2,263,128
Netherlands 1.2%
Prosus NV(a)	70,485	5,174,174
Panama 0.8%
Copa Holdings SA, Class A	37,127	3,666,291
Peru 1.2%
Credicorp Ltd.	25,834	5,384,839
Philippines 1.5%
Ayala Land, Inc.	6,857,300	6,544,619
Poland 1.3%
Dino Polska SA(a)	101,624	3,979,778
KRUK SA	43,622	1,646,934
Total		5,626,712
Russian Federation 5.0%
Detsky Mir PJSC	1,200,851	1,646,437
Lukoil PJSC, ADR	66,303	5,476,779
Mail.ru Group Ltd., GDR(a),(d)	142,503	2,979,154
Sberbank of Russia PJSC, ADR	278,416	3,948,886
TCS Group Holding PLC, GDR	185,573	3,247,528
Yandex NV, Class A(a)	134,701	4,715,882
Total		22,014,666
South Africa 3.8%
AVI Ltd.	429,432	2,331,262
Capitec Bank Holdings Ltd.	32,824	2,790,289
Clicks Group Ltd.	76,040	1,079,422
Naspers Ltd., Class N	70,485	10,672,078
Total		16,873,051
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 7.6%
KB Financial Group, Inc.	71,291	2,544,481
Pearl Abyss Corp.(a)	11,207	1,854,592
Samsung Electronics Co., Ltd.	434,175	17,776,886
SK Hynix, Inc.	94,926	6,519,549
SK Innovation Co., Ltd.	22,330	3,092,091
SK Telecom Co., Ltd.	8,641	1,741,208
Total		33,528,807
Taiwan 6.3%
ASMedia Technology, Inc.	119,000	1,859,117
MediaTek, Inc.	251,000	2,986,324
Silergy Corp.	116,000	2,876,784
Taiwan Semiconductor Manufacturing Co., Ltd.	2,097,838	18,632,020
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,979	1,300,464
Total		27,654,709
Thailand 2.7%
Mega Lifesciences PCL, Foreign Registered Shares	1,322,600	1,349,757
Muangthai Capital PCL, Foreign Registered Shares	3,166,500	5,907,627
Srisawad Corp., PCL, Foreign Registered Shares	771,870	1,444,852
Tisco Financial Group PCL, Foreign Registered Shares	985,800	3,303,979
Total		12,006,215
Total Common Stocks (Cost $332,109,982)		419,023,073

Preferred Stocks 2.8%
Issuer	Shares	Value ($)
Brazil 1.8%
Azul SA(a)	292,800	3,506,595
Cia Brasileira de Distribuicao	100,000	1,926,137
Lojas Americanas SA	455,200	2,174,688
Total		7,607,420
South Korea 1.0%
Samsung Electronics Co., Ltd.	136,762	4,514,388
Total Preferred Stocks (Cost $9,636,901)		12,121,808

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2019 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(e),(f)	8,140,635	8,139,821
Total Money Market Funds (Cost $8,139,821)		8,139,821
Total Investments in Securities (Cost $349,886,704)		439,284,702
Other Assets & Liabilities, Net		610,484
Net Assets		$439,895,186
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $2,979,154, which represents 0.68% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	2,148,927	72,524,149	(66,532,441)	8,140,635	61	—	101,155	8,139,821
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019	3